Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs		$ 674,805		$ 573,284
Liabilities related to consolidated VIEs		623,573		517,897
Available-for-sale securities	[1]	72,910	[2]	132,963
Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense		461		508	$ 578
Expense related to investments		424		468	545
Investment tax credits		527		418	414
Expenses related to investments recognized in tax expense		359		336	367
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds		65		250	$ 89
Variable Interest Entity Not Primary Beneficiary [Member] | Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		310		84
Assets related to consolidated VIEs		177		40
Variable Interest Entity Not Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		9,761		9,899
Assets related to consolidated VIEs		5,452		4,484
Liabilities related to consolidated VIEs		2,416		1,890
Variable Interest Entity Not Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs		1		1
Variable Interest Entity Not Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs		116		75
Variable Interest Entity Primary Beneficiary [Member] | Senior Notes [Member]
Variable Interest Entity [Line Items]
Available-for-sale securities		3,400
Proceeds from Securitizations of Loans Held-for-investment		4,000
Variable Interest Entity Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs		5,900		5,000
Liabilities related to consolidated VIEs		4,200		3,400
Variable Interest Entity Primary Beneficiary [Member] | Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs		1,500		1,700
Liabilities related to consolidated VIEs		$ 1,000		$ 1,200

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.